Post balance sheet events (Details) $ / shares in Units, £ in Millions, $ in Millions	Jan. 19, 2026 USD ($) $ / shares	Feb. 25, 2026 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
ViiV Healthcare put option | £			£ 822	£ 915
Consideration payable | £			£ 267
Transfer of economic interest | ViiV Healthcare
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	78.30%
Transfer of economic interest | Pfizer and Shinogi | ViiV Healthcare
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by non-controlling interests	11.70%
Transfer of economic interest | Shionogi ViiV healthcare | ViiV Healthcare
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received)	$ (2,125)
Transfer of economic interest | Shionogi ViiV healthcare | ViiV Healthcare
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by non-controlling interests	21.70%
Transfer of economic interest | Pfizer | ViiV Healthcare
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received)	$ 1,875
ViiV Healthcare | Transfer of economic interest
Disclosure of non-adjusting events after reporting period [line items]
Dividend income	250
RAPT Therapeutics (RAPT) | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received)	$ 1,900
Business combination, price per share (in USD per share) | $ / shares	$ 58.00
Business combination, equity value acquired	$ 2,200
35Pharma Inc. | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		100.00%
Consideration payable		$ 950